SUPPLEMENTAL FINANCIAL INFORMATION (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Property, Plant and Equipment [Table Text Block]
The components of property, plant and equipment were as follows:

June 30	2013	2012
PROPERTY, PLANT AND EQUIPMENT
Buildings	$7,829	$7,324
Machinery and equipment	31,070	29,342
Land	878	880
Construction in progress	3,235	2,687
TOTAL PROPERTY, PLANT AND EQUIPMENT	43,012	40,233
Accumulated depreciation	(21,346)	(19,856)
PROPERTY, PLANT AND EQUIPMENT, NET	21,666	20,377

Selected Components of Current and Noncurrent Liabilities
Selected components of current and noncurrent liabilities were as follows:

June 30	2013	2012
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$3,122	$2,880
Compensation expenses	1,665	1,660
Restructuring reserves	323	343
Taxes payable	817	414
Legal and environmental	374	264
Other	2,527	2,728
TOTAL	8,828	8,289

OTHER NONCURRENT LIABILITIES
Pension benefits	$6,027	$5,684
Other postretirement benefits	1,713	3,270
Uncertain tax positions	2,002	2,245
Other	837	891
TOTAL	10,579	12,090

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table presents restructuring activity for the years ended June 30, 2013 and 2012:

	Separations	Asset-Related Costs	Other	Total
RESERVE JUNE 30, 2011	$121	$—	$30	$151

Charges	495	378	179	1,052
Cash spent	(300)	—	(182)	(482)
Charges against assets	—	(378)	—	(378)
RESERVE JUNE 30, 2012	316	—	27	343

Charges	595	109	252	956
Cash spent	(615)	—	(252)	(867)
Charges against assets	—	(109)	—	(109)
RESERVE JUNE 30, 2013	296	—	27	323

Schedule of Restructuring and Related Costs [Table Text Block]

Years Ended June 30	2013	2012
Beauty	$132	$120
Grooming	50	20
Health Care	19	21
Fabric Care and Home Care	143	177
Baby, Feminine and Family Care	132	74
Corporate (1)	480	640
Total Company	956	1,052
(1) Corporate includes costs related to allocated overheads, including charges related to our MDO, Global Business Services and Corporate Functions activities.